Guarantor Non-Guarantor Subsidiary Financial Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor - Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable - current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81
Total current assets	923	52	—	1,706	(1,282)	1,399
Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91
Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325
Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129
Total current liabilities	535	55	1	1,421	(1,282)	730
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166
Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)
Noncontrolling interest	—	—	—	—	—	—
Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)
Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$212	$—	$—	$207	$—	$419
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	206	—	—	386	—	592
Intercompany accounts receivable	102	46	—	257	(405)	—
Intercompany loans receivable - current portion	203	—	—	713	(916)	—
Inventories:
Finished and in-process goods	116	—	—	138	—	254
Raw materials and supplies	33	—	—	70	—	103
Other current assets	27	—	—	45	—	72
Total current assets	899	46	—	1,823	(1,321)	1,447
Investment in unconsolidated entities	288	—	20	13	(295)	26
Deferred income taxes	—	—	—	4	—	4
Other assets, net	11	36	20	72	—	139
Intercompany loans receivable	649	1,907	22	4,592	(7,170)	—
Property and equipment, net	504	—	—	705	—	1,209
Goodwill	93	—	—	74	—	167
Other intangible assets, net	59	—	—	45	—	104
Total assets	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096
Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$125	$—	$—	$256	$—	$381
Intercompany accounts payable	78	4	1	322	(405)	—
Debt payable within one year	17	—	—	100	—	117
Intercompany loans payable within one year	238	—	—	678	(916)	—
Affiliated debt payable within one year	2	—	—	—	—	2
Interest payable	14	44	—	3	—	61
Income taxes payable	1	—	—	14	—	15
Accrued payroll and incentive compensation	26	—	—	31	—	57
Other current liabilities	69	—	—	63	—	132
Total current liabilities	570	48	1	1,467	(1,321)	765
Long-term debt	1,134	1,688	—	598	—	3,420
Intercompany loans payable	1,903	4	6	5,257	(7,170)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	192	—	—	—	(192)	—
Long-term pension and post employment benefit obligations	99	—	—	124	—	223
Deferred income taxes	30	2	—	40	—	72
Other long-term liabilities	116	6	—	34	—	156
Advance from affiliates	225	—	—	—	—	225
Total liabilities	4,269	1,748	7	7,520	(8,683)	4,861
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,766)	241	55	(193)	(103)	(1,766)
Noncontrolling interest	—	—	—	1	—	1
Total (deficit) equity	(1,766)	241	55	(192)	(103)	(1,765)
Total liabilities and (deficit) equity	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

Condensed Consolidating Statement of Operations [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160
Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	7	—	14
Operating income (loss)	244	(2)	1	(41)	—	202
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income)	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)
Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	61	10	2	(133)	—	(60)
Income tax (benefit) expense	(371)	—	—	6	—	(365)
Income (loss) from continuing operations before earnings from unconsolidated entities	432	10	2	(139)	—	305
(Losses) earnings from unconsolidated entities, net of taxes	(108)	—	(71)	3	195	19
Net income (loss)	$324	$10	$(69)	$(136)	$195	$324
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$230	$13	$(69)	$(229)	$285	$230
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473
Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	5	—	(16)
Operating income	294	—	1	73	—	368
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income)	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3
Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(15)	—	103
Income tax (benefit) expense	(8)	1	—	10	—	3
Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(25)	—	100
Earnings from unconsolidated entities, net of taxes	32	—	22	1	(39)	16
Net income (loss) from continuing operations	136	19	24	(24)	(39)	116
Net (loss) income from discontinued operations	(18)	—	—	20	—	2
Net income (loss)	$118	$19	$24	$(4)	$(39)	$118
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$47	$20	$23	$(19)	$(24)	$47

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,002	$—	$—	$2,934	$(339)	$4,597
Cost of sales	1,618	—	—	2,587	(339)	3,866
Gross profit	384	—	—	347	—	731
Selling, general and administrative expense	117	—	—	215	—	332
Terminated merger and settlement income, net	(171)	—	—	—	—	(171)
Business realignment costs	5	—	—	15	—	20
Other operating expense (income), net	6	—	—	(2)	—	4
Operating income	427	—	—	119	—	546
Interest expense, net	92	144	—	40	—	276
Loss on extinguishment of debt	7	5	—	18	—	30
Intercompany interest expense (income)	123	(169)	(1)	47	—	—
Other non-operating (income) expense, net	(18)	8	—	6	—	(4)
Income from continuing operations before income tax, earnings from unconsolidated entities	223	12	1	8	—	244
Income tax (benefit) expense	(11)	10	—	36	—	35
Income (loss) from continuing operations before earnings from unconsolidated entities	234	2	1	(28)	—	209
(Losses) earnings from unconsolidated entities, net of taxes	(13)	—	(5)	—	26	8
Net income (loss) from continuing operations	221	2	(4)	(28)	26	217
Net (loss) income from discontinued operations, net of tax	(7)	—	—	4	—	(3)
Net income (loss)	$214	$2	$(4)	$(24)	$26	$214
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$203	$24	$(4)	$(71)	$51	$203

Condensed Consolidating Statement of Cash Flows [Table Text Block]
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177
Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—
	9	—	(19)	(90)	(38)	(138)
Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliates	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—
	(33)	59	3	(154)	66	(59)
Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416
Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171
Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—
	81	—	(19)	57	(86)	33
Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—
	131	(8)	(12)	(165)	111	57
Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160
Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(444)	$19	$5	$490	$(19)	$51
Cash flows provided by (used in) investing activities
Capital expenditures	(52)	—	—	(67)	—	(119)
Capitalized interest	—	—	—	(1)	—	(1)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Change in restricted cash	—	—	—	2	—	2
Deconsolidation of variable interest entities	—	—	—	(4)	—	(4)
Funds remitted to unconsolidated affiliates, net	—	—	—	(1)	—	(1)
Proceeds from sale of assets	6	—	—	8	—	14
Return of capital from subsidiary from sales of accounts receivable	367	—	—	—	(367)	—
	321	—	—	(59)	(367)	(105)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	3	—	—	(10)	—	(7)
Borrowings of long-term debt	290	1,433	—	633	—	2,356
Repayments of long-term debt	(1,108)	(406)	—	(663)	—	(2,177)
Repayments of affiliated debt	(3)	—	—	—	—	(3)
Net intercompany loan borrowings (repayments)	987	(973)	—	(14)	—	—
Long-term debt and credit facility financing fees	(9)	(63)	—	—	—	(72)
Common stock dividends paid	—	(10)	(5)	(4)	19	—
Return of capital to parent from sales of accounts receivable	—	—	—	(367)	367	—
	160	(19)	(5)	(425)	386	97
Effect of exchange rates on cash and cash equivalents	—	—	—	2	—	2
Increase in cash and cash equivalents	37	—	—	8	—	45
Cash and cash equivalents (unrestricted) at beginning of year	4	—	—	111	—	115
Cash and cash equivalents (unrestricted) at end of year	$41	$—	$—	$119	$—	$160